Segment Information (Schedule Of Segment Revenues For Significant Product Lines) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Segment Revenues for Significant Product Lines
Net sales	$ 380.9	$ 385.2	$ 401.0	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Carbon Materials & Chemicals [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales	249.5				218.6					1,015.8	795.6	655.2
Carbon Materials & Chemicals [Member] | Carbon Pitch [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										431.1	325.6	302.9
Carbon Materials & Chemicals [Member] | Creosote And Carbon Black Feedstock [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										148.0	104.4	76.3
Carbon Materials & Chemicals [Member] | Phthalic Anhydride [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										112.4	93.9	67.3
Carbon Materials & Chemicals [Member] | Naphthalene [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										72.3	68.0	49.8
Carbon Materials & Chemicals [Member] | Carbon Black [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										80.4	50.6	45.4
Carbon Materials & Chemicals [Member] | Other Products [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										171.6	153.1	113.5
Railroad & Utility Products [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales	131.4				122.9					523.1	449.9	469.2
Railroad & Utility Products [Member] | Railroad Crossties [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										324.9	282.5	298.1
Railroad & Utility Products [Member] | Utility Poles [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										84.2	73.3	66.8
Railroad & Utility Products [Member] | Creosote [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										52.7	57.9	60.6
Railroad & Utility Products [Member] | Rail Joint Bars [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										24.7	0.1	0
Railroad & Utility Products [Member] | Other Products [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										$ 36.6	$ 36.1	$ 43.7